Non-financial Assets and Liabilities - Schedule of Deferred Consideration (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Non Financial Assets And Liabilities [Abstract]
Opening balance	$ 2,500	$ 10,000
Milestone consideration received during the period	0	2,500
Amount recognized as revenue during the period	0	(10,000)
Balance as of the end of the period	$ 2,500	$ 2,500